AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

SUPPLEMENT DATED MAY 9, 2007 TO THE

PROSPECTUS DATED MARCH 1, 2006, AS SUPPLEMENTED

This Supplement updates the above-referenced Prospectus of AXA Enterprise Multimanager Funds Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about the proposed reorganization of certain funds of the Trust (“AXA Enterprise Funds”) into newly-created or existing corresponding mutual funds advised by Goldman Sachs Asset Management L.P. (“Goldman Sachs Funds”).

Information Regarding the Proposed Reorganizations of

Certain AXA Enterprise Funds into Corresponding Goldman Sachs Funds

On May 9, 2007, shareholders of each of the AXA Enterprise Funds listed below approved an Agreement and Plan of Reorganization (“Reorganization Agreement”), which provides for the reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each AXA Enterprise Fund into a corresponding Goldman Sachs Fund as set forth below:

AXA Enterprise Fund	Goldman Sachs Funds

AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund

AXA Enterprise Multimanager Growth Fund	Goldman Sachs Structured Large Cap Growth Fund

AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured International Equity Fund

AXA Enterprise Multimanager Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund

AXA Enterprise Multimanager Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund

AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund

AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

It is anticipated that the effective date of the Reorganizations will be on or about June 22, 2007. Until that date, however, existing investors will be able to purchase, redeem or exchange any of the AXA Enterprise Funds listed above (subject to the usual limitations described in the Trust’s Prospectus). Accordingly, if you intend to so purchase, exchange or redeem, you should read the Prospectus and Statement of Additional Information, together with the Proxy Statement/Prospectus (available upon request) relating to the Reorganizations. In anticipation of the Reorganizations, the AXA Enterprise Funds listed above, will close to new investors, effective on May 9, 2007.

The special shareholder meeting scheduled for May 9, 2007 for each of the AXA Enterprise Funds listed below has been adjourned to 10:00 a.m. on June 7, 2007, at the offices of AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York, at which shareholders of each of these AXA Enterprise Funds will vote on a Reorganization Agreement, which also provides for the Reorganization of such AXA Enterprise Fund into a corresponding Goldman Sachs Fund as set forth below:

AXA Enterprise Fund	Goldman Sachs Fund

AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund

AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Fund

AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Fund

AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Fund

AXA Enterprise Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Fund

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It is anticipated that, subject to shareholder approval, the effective date of the Reorganizations in the table immediately above will occur on or about June 22, 2007. Until that date, however, you will be able to purchase, redeem and exchange shares in each of the AXA Enterprise Funds above (subject to the usual limitations described in the Trust’s Prospectus). Accordingly, if you intend to engage in such transactions, you should read this Supplement to the Prospectus, together with the Trust’s Prospectus and Statement of Additional Information, together with the Proxy Statement/Prospectus (available upon request) relating to the Reorganizations.

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